UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7482

        Nuveen Pennsylvania Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
September 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 12.5%

$1,245	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne	3/14 at 100.00	AAA	$ 1,339,346
	University, Series 2004A, 5.000%, 3/01/19 - FGIC Insured

1,045	Allegheny County Higher Education Building Authority, Commonwealth of Pennsylvania, College Revenue	5/09 at 102.00	A	1,051,584
	Bonds, Thiel College, Series 1999A, 5.375%, 11/15/29 - ACA Insured

3,000	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds,	10/08 at 102.00	BBB-	3,025,860
	Immaculata College, Series 1998, 5.625%, 10/15/27

	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University,
	Series 2003:
1,705	5.250%, 8/01/19 - FGIC Insured	8/13 at 100.00	AAA	1,869,550
1,350	5.250%, 8/01/20 - FGIC Insured	8/13 at 100.00	AAA	1,472,918
1,000	5.250%, 8/01/21 - FGIC Insured	8/13 at 100.00	AAA	1,084,850

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series	5/08 at 101.00	Aaa	1,068,340
	1998, 5.250%, 5/01/23 - MBIA Insured

2,100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University,	6/10 at 100.00	AA	2,303,658
	Series 2000, 6.000%, 6/01/29 - RAAI Insured

1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, Series	7/11 at 101.00	AAA	1,527,495
	2001, 5.000%, 7/15/31 - MBIA Insured

4,085	Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Revenue	6/12 at 100.00	Aaa	4,338,107
	Bonds, Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

5,750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University,	1/13 at 100.00	A1	5,819,345
	Series 2002, 5.000%, 1/01/32

1,310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series 2003,	7/13 at 100.00	AA	1,398,923
	5.500%, 1/01/24 - RAAI Insured

750	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa3	820,118
	Bucknell University, Series 2002A, 5.250%, 4/01/19

2,500	West Cornwall Township Municipal Authority, Pennsylvania, College Revenue Bonds, Elizabethtown	12/11 at 100.00	BBB+	2,650,850
	College Project, Series 2001, 5.900%, 12/15/18

495	Wilkes-Barre General Municipal Authority, Pennsylvania, College Revenue Refunding Bonds, College of	12/04 at 100.00	N/R	497,955
	Misericordia, Series 1992B, 7.750%, 12/01/12

	Healthcare - 19.0%

8,500	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, South Hills Health	5/06 at 102.00	AAA	9,074,940
	System, Series 1996A, 5.875%, 5/01/26 - MBIA Insured

14,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	4/07 at 102.00	AAA	15,042,860
	Pittsburgh Medical Center System, Series 1997A, 5.625%, 4/01/27 - MBIA Insured

1,230	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2002,	11/12 at 100.00	AAA	1,338,830
	5.250%, 11/01/16 - AMBAC Insured

5,000	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital	11/12 at 101.00	BBB+	5,083,500
	Project, Series 2002, 5.900%, 11/15/28

1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,272,988
	Series 2004A, 5.500%, 11/01/24

2,400	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke's Hospital	8/13 at 100.00	BBB	2,389,368
	of Bethlehem, Series 2003, 5.375%, 8/15/33

4,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania	1/06 at 101.00	A	4,812,283
	Health Services, Series 1996A, 5.750%, 1/01/22

	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne
	Clinic, Series 1998:
2,000	5.500%, 7/01/18	7/08 at 100.00	BBB-	1,873,260
2,000	5.625%, 7/01/24	7/08 at 100.00	BBB-	1,788,680

	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital,
	Series 2002A:
1,700	5.250%, 7/01/14 - AMBAC Insured	7/12 at 100.00	AAA	1,863,489
1,200	5.250%, 7/01/15 - AMBAC Insured	7/12 at 100.00	AAA	1,308,252

	Housing/Multifamily - 3.2%

4,345	Bucks County Redevelopment Authority, Pennsylvania, Second Lien Multifamily Mortgage Revenue Bonds,	2/05 at 100.00	Baa2	4,224,817
	Section 8 Assisted, Country Commons Apartments, Series 1993A, 6.200%, 8/01/14 (Alternative Minimum
	Tax)

2,000	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue Bonds,	4/12 at 100.00	AAA	2,094,380
	Darby Townhouses Project, Series 2002A, 5.500%, 4/01/32 (Alternative Minimum Tax) (Mandatory put
	4/01/22)

1,530	Luzerne County Housing Corporation, Pennsylvania, Mortgage Revenue Refunding Bonds, FHA-Insured	3/05 at 100.00	Aaa	1,531,744
	Mortgage Loan, Freeland Apartments Section 8 Assisted Project, Series 1993, 6.125%, 7/15/23

	Housing/Single Family - 4.0%

1,230	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities	11/10 at 100.00	Aaa	1,285,645
	Program, Single Family Mortgage Revenue Bonds, Series 2000II-2, 5.900%, 11/01/32 (Alternative
	Minimum Tax)

1,120	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1996-47, 6.750%,	No Opt. Call	AA+	1,165,573
	10/01/06 (Alternative Minimum Tax)

1,375	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997-58A,	4/07 at 101.50	AA+	1,418,972
	5.950%, 10/01/28 (Alternative Minimum Tax)

1,645	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997-59A,	10/07 at 101.50	AA+	1,646,908
	5.700%, 4/01/17 (Alternative Minimum Tax)

715	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1998-62A,	6/08 at 101.50	AA+	745,445
	5.500%, 10/01/22 (Alternative Minimum Tax)

1,500	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1996C,	4/06 at 102.00	AAA	1,559,265
	6.500%, 10/01/23 (Alternative Minimum Tax)

	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A:
845	6.150%, 10/01/16 (Alternative Minimum Tax)	4/07 at 102.00	AAA	890,529
765	6.200%, 10/01/21 (Alternative Minimum Tax)	4/07 at 102.00	AAA	803,916

155	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1992D,	10/04 at 101.00	AAA	156,655
	6.500%, 4/01/17

	Industrials - 4.1%

2,000	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New	10/04 at 102.00	BB-	1,960,720
	Morgan Landfill Company Inc. Project, Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)

2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A3	2,046,600
	Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)

	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 1994:
1,550	7.000%, 1/01/07 - AMBAC Insured	No Opt. Call	AAA	1,716,005
1,000	7.000%, 7/01/07 - AMBAC Insured	No Opt. Call	AAA	1,127,630

2,750	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,	7/12 at 101.00	AAA	3,086,682
	5.500%, 7/01/17 - AMBAC Insured

	Long-Term Care - 3.3%

1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series	12/12 at 100.00	AA	1,023,500
	2003A, 5.000%, 12/01/22 - RAAI Insured

1,230	Pennsylvania Economic Development Financing Authority Revenue Bonds, Northwestern Human Services	6/08 at 100.00	BB+	902,894
	Inc. Project, Series 1998A, 5.250%, 6/01/28

	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Dr. Gertrude A. Barber Center
	Inc., Series 2000:
1,000	6.150%, 12/01/20 - RAAI Insured	2/05 at 100.00	AA	1,003,210
2,000	5.900%, 12/01/30 - RAAI Insured	12/10 at 100.00	AA	2,160,180

	Philadelphia Authority for Industrial Development, Pennsylvania, Health Care Facilities Revenue
	Bonds, Paul's Run, Series 1998A:
1,350	5.750%, 5/15/18	5/08 at 102.00	N/R	1,350,864
1,650	5.875%, 5/15/28	5/08 at 102.00	N/R	1,604,526

	Materials - 2.1%

500	Erie County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	9/10 at 101.00	BBB	528,925
	Refunding Bonds, Series 2000B, 6.000%, 9/01/16 (Alternative Minimum Tax)

4,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National	11/08 at 102.00	N/R	4,583,070
	Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

	Tax Obligation/General - 25.7%

	Butler County, Pennsylvania, General Obligation Bonds, Series 2004:
1,200	5.000%, 7/15/16 - FGIC Insured	7/14 at 100.00	AAA	1,317,276
2,800	4.125%, 7/15/20 - FGIC Insured	7/14 at 100.00	AAA	2,767,828
700	4.200%, 7/15/21 - FGIC Insured	7/14 at 100.00	AAA	691,075

2,120	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003, 5.000%,	5/13 at 100.00	Aaa	2,215,782
	5/15/23 - MBIA Insured

	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds,
	Series 1998B:
1,750	0.000%, 5/01/22 - FSA Insured	5/16 at 75.56	AAA	740,600
2,750	0.000%, 11/01/22 - FSA Insured	5/16 at 73.64	AAA	1,134,128
2,750	0.000%, 5/01/23 - FSA Insured	5/16 at 71.71	AAA	1,086,305

1,500	Lehigh County, Pennsylvania, General Obligation Bonds, Series 2004, 5.000%, 11/15/10 - MBIA	No Opt. Call	AAA	1,669,155
	Insured

4,305	Montgomery County, Pennsylvania, General Obligation Bonds, Series 1996B, 5.375%, 10/15/21	10/06 at 100.00	Aaa	4,530,625

985	Moon Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2004,	No Opt. Call	AAA	1,114,725
	5.250%, 11/15/12 - FSA Insured

1,000	New Castle Area School District, Lawrence County, Pennsylvania, General Obligation Bonds, Series	3/10 at 100.00	AAA	1,095,070
	2000, 5.600%, 3/01/25 - MBIA Insured

	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,
	Series 2003:
1,000	5.000%, 9/01/19 - FGIC Insured	3/13 at 100.00	Aaa	1,069,010
1,000	5.000%, 9/01/20 - FGIC Insured	3/13 at 100.00	Aaa	1,063,140
1,735	5.000%, 9/01/21 - FGIC Insured	3/13 at 100.00	Aaa	1,833,149
2,000	5.000%, 9/01/22 - FGIC Insured	3/13 at 100.00	Aaa	2,100,120
2,270	5.000%, 9/01/23 - FGIC Insured	3/13 at 100.00	Aaa	2,370,561
2,600	5.000%, 9/01/24 - FGIC Insured	3/13 at 100.00	Aaa	2,704,052

4,250	Pennsylvania, General Obligation Bonds, Third Series 2004, 5.000%, 9/01/12	No Opt. Call	AA	4,739,770

3,500	Pennsylvania, General Obligation Refunding Bonds, Second Series 2002, 5.000%, 10/01/11 - FGIC	No Opt. Call	AAA	3,901,730
	Insured

	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2003A:
1,000	5.000%, 2/15/12 - XLCA Insured	No Opt. Call	AAA	1,101,500
2,000	5.250%, 2/15/13 - XLCA Insured	No Opt. Call	AAA	2,237,460

2,000	Philadelphia School District, Pennsylvania, General Obligation Refunding Bonds, Series 1995A,	No Opt. Call	AAA	2,315,080
	6.250%, 9/01/09 - AMBAC Insured

1,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds,	No Opt. Call	AAA	1,149,000
	Series 2002A, 5.500%, 9/01/14 - FSA Insured

	State Public School Building Authority, Berkes County, Pennsylvania, School Revenue Bonds,
	Brandywine Heights Area School District, Series 2003:
2,930	5.000%, 2/01/20 - FGIC Insured	2/13 at 100.00	Aaa	3,113,389
1,955	5.000%, 2/01/21 - FGIC Insured	2/13 at 100.00	Aaa	2,064,636

	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School
	District Project, Series 2003:
1,000	5.250%, 11/01/21 - FGIC Insured	11/13 at 100.00	AAA	1,086,860
1,355	5.250%, 11/01/22 - FGIC Insured	11/13 at 100.00	AAA	1,464,159

2,550	State Public School Building Authority, Pennsylvania, School Revenue Bonds, York City School	5/13 at 100.00	Aaa	2,455,472
	District, Series 2003, 4.000%, 5/01/21 - FSA Insured

4,050	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	4,128,206
	District Project, Series 2003, 5.000%, 6/01/33 - FSA Insured

1,535	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds, Series	4/12 at 100.00	AAA	1,631,091
	2001A, 5.000%, 4/01/19 - FSA Insured

1,000	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series	4/14 at 100.00	AAA	1,102,590
	2003A, 5.250%, 4/01/19 - MBIA Insured

	Tax Obligation/Limited - 10.6%

4,060	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series	4/06 at 100.00	AAA	4,281,554
	1996A, 6.000%, 4/15/26 - AMBAC Insured

	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A:
1,000	5.250%, 12/01/15 - MBIA Insured	12/13 at 100.00	AAA	1,121,610
2,400	5.250%, 12/01/17 - MBIA Insured	12/13 at 100.00	AAA	2,670,144
2,000	5.250%, 12/01/18 - MBIA Insured	12/13 at 100.00	AAA	2,213,680

3,500	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	3,832,955
	11/15/17 - FSA Insured

3,125	Pittsburgh and Allegheny County Public Auditorium Authority, Pennsylvania, Hotel Room Excise Tax	8/09 at 101.00	AAA	3,028,156
	Revenue Bonds, Series 1999, 4.500%, 2/01/29 - AMBAC Insured

2,405	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA, 5.500%,	No Opt. Call	AAA	2,828,977
	7/01/19 - MBIA Insured

	Southeastern Transportation Authority, Pennsylvania, Special Revenue Bonds, Series 1999A:
1,000	5.250%, 3/01/16 - FGIC Insured	3/09 at 101.00	AAA	1,089,280
2,325	4.750%, 3/01/29 - FGIC Insured	3/09 at 101.00	AAA	2,323,233

	York County School of Technology Authority, Pennsylvania, Lease Revenue Bonds, Series 2003:
1,000	5.375%, 2/15/20 - FGIC Insured	2/13 at 100.00	Aaa	1,097,360
1,000	5.500%, 2/15/22 - FGIC Insured	2/13 at 100.00	Aaa	1,096,490

	Transportation - 16.2%

2,300	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International Airport,	1/08 at 101.00	AAA	2,425,327
	Series 1997A, 5.250%, 1/01/16 (Alternative Minimum Tax) - MBIA Insured

1,500	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series	7/13 at 100.00	A2	1,634,910
	2003, 5.250%, 7/01/17

4,600	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station	6/12 at 102.00	A	4,762,518
	Parking Garage Project, Series 2002, 5.875%, 6/01/33 (Alternative Minimum Tax) - ACA Insured

3,575	Pennsylvania Turnpike Commission, Pennsylvania Turnpike Revenue Bonds, Series 2001R, 5.000%,	12/11 at 101.00	AAA	3,657,940
	12/01/30 - AMBAC Insured

10,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	AAA	10,299,400
	Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 (Alternative Minimum Tax) -
	FGIC Insured

6,525	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue	12/06 at 100.00	Aaa	6,827,369
	Bonds, Series 2001A, 5.350%, 12/01/26 - AMBAC Insured

2,355	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%,	9/13 at 100.00	AAA	2,405,256
	9/15/33 - FGIC Insured

7,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series	1/13 at 100.00	Aaa	7,129,780
	2003B, 5.000%, 1/01/33 - AMBAC Insured

	U.S. Guaranteed*** - 18.2%

	Butler County, Pennsylvania, General Obligation Bonds, Series 2003:
1,000	5.250%, 7/15/19 (Pre-refunded to 7/15/13) - FGIC Insured	7/13 at 100.00	AAA	1,137,480
1,000	5.250%, 7/15/21 (Pre-refunded to 7/15/13) - FGIC Insured	7/13 at 100.00	AAA	1,137,480
1,200	5.250%, 7/15/23 (Pre-refunded to 7/15/13) - FGIC Insured	7/13 at 100.00	AAA	1,364,976

2,110	Fayette County, Pennsylvania, General Obligation Bonds, Series 2000, 5.625%, 11/15/28	11/10 at 100.00	AAA	2,418,988
	(Pre-refunded to 11/15/10) - AMBAC Insured

17,895	Harrisburg Authority, Dauphin County, Pennsylvania, Tax-Exempt Revenue Bonds, City of Harrisburg	9/07 at 100.00	AAA	19,702,574
	Project, Series 1997-II, 5.625%, 9/15/22 (Pre-refunded to 9/15/07) - MBIA Insured

7,900	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Pottstown	1/09 at 101.00	AAA	8,714,016
	Healthcare Corporation, Series 1998, 5.000%, 1/01/27 (Pre-refunded to 1/01/09) - FSA Insured

1,305	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series 1976,	No Opt. Call	Aaa	1,572,225
	7.625%, 7/01/15

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue
	Bonds, Presbyterian Medical Center of Philadelphia, Series 1993:
1,000	6.500%, 12/01/11	No Opt. Call	AAA	1,161,520
3,690	6.650%, 12/01/19	No Opt. Call	AAA	4,631,651

1,650	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds,	No Opt. Call	AAA	2,251,904
	Series 1985A, 9.500%, 11/15/14

	Utilities - 15.0%

1,125	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	AAA	1,182,004
	Refunding Bonds, Duquesne Light Company Project, Series 1999A, 4.350%, 12/01/13 - AMBAC Insured

8,000	Beaver County Industrial Development Authority, Pennsylvania, Exempt Facilities Revenue Bonds,	6/08 at 102.00	AAA	8,238,160
	Shippingport Project, Series 1998A, 5.375%, 6/01/28 (Alternative Minimum Tax) - AMBAC Insured

3,485	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	3,773,175
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

7,590	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	5/07 at 102.00	AAA	8,244,713
	Metropolitan Edison Company Project, Series 1997A, 5.950%, 5/01/27 (Alternative Minimum Tax) -
	AMBAC Insured

2,000	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding	6/12 at 101.00	Baa1	2,029,300
	Bonds, PSEG Power LLC Project, Series 2001A, 5.850%, 6/01/27 (Alternative Minimum Tax)

1,530	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	1,723,866
	Refunding Bonds, Montenay Montgomery County Project, Series 2002A, 5.250%, 11/01/13 - MBIA Insured

5,750	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Second Series 1999,	7/09 at 101.00	AAA	5,839,988
	5.000%, 7/01/29 - FSA Insured

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003,	7/13 at 100.00	AAA	1,100,250
	5.375%, 7/01/19 - FSA Insured

700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	720,874
	5.000%, 9/01/26 (WI, settling 10/14/04) - FSA Insured

745	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13 (WI,	No Opt. Call	AAA	814,777
	settling 10/14/04)

2,240	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Sixteenth Series 1999,	7/09 at 101.00	AAA	2,503,760
	5.500%, 7/01/13 - FSA Insured

	Water and Sewer - 13.1%

2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000, 5.500%,	12/10 at 101.00	AAA	2,162,500
	12/01/30 - MBIA Insured

1,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Refunding Bonds, Series 2001,	12/11 at 101.00	AAA	1,131,100
	5.375%, 12/01/13 - MBIA Insured

2,500	Bethlehem Authority, Northhampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,685,875
	Bonds, Series 2004, 5.000%, 11/15/20 - FSA Insured

4,000	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	AAA	4,185,000
	Pennsylvania Suburban Water Company Project, Series 2002, 5.550%, 9/01/32 (Alternative Minimum
	Tax) - FGIC Insured

1,615	Delaware County Regional Water Quality Authority, Pennsylvania, Sewer Revenue Bonds, Series 2004,	5/14 at 100.00	Aaa	1,740,356
	5.250%, 5/01/23 - MBIA Insured

2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%,	7/14 at 100.00	AAA	2,108,340
	7/15/22 - FSA Insured

1,315	Lancaster Area Sewer Authority, Pennsylvania, Sewer Revenue Bonds, Series 2004, 5.000%, 4/01/21 -	4/14 at 100.00	AAA	1,397,265
	MBIA Insured

3,360	Mercer County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	7/10 at 100.00	AAA	3,728,087
	Consumers Water Company, Shenango Valley Division Project, Series 2000, 6.000%, 7/01/30
	(Alternative Minimum Tax) - MBIA Insured

	Norristown Municipal Waste Authority, Pennsylvania, Sewer Revenue Bonds, Series 2003:
1,140	5.125%, 11/15/22 - FGIC Insured	11/13 at 100.00	Aaa	1,209,254
2,535	5.125%, 11/15/23 - FGIC Insured	11/13 at 100.00	Aaa	2,673,334

5,500	Northumberland County Industrial Development Authority, Pennsylvania, Exempt Facilities Revenue	10/04 at 101.00	AA-	5,574,030
	Bonds, Roaring Creek Water Company Project, Series 1993, 6.375%, 10/15/23 (Alternative Minimum
	Tax)

2,730	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1995, 6.250%, 8/01/10 -	No Opt. Call	AAA	3,197,976
	MBIA Insured

$339,440	Total Long-Term Investments (cost $334,037,209) - 147.0%			355,512,285

	Other Assets Less Liabilities - 1.8%			4,425,527

	Preferred Shares, at Liquidation Value - (48.8)%			(118,100,000)

	Net Assets Applicable to Common Shares - 100%			$241,837,812

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are normally
	considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At September 30, 2004, the cost of investments was $333,891,301.

	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$22,439,205
	Depreciation	(818,221)

	Net unrealized appreciation of investments	$21,620,984

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Premium Income Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.